Share-based Payment Arrangements	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Share-based Payment Arrangements
29.	SHARE-BASED PAYMENT ARRANGEMENTS

a.	Employee share option plans of the Company

The Company’s Option Plan

In order to attract, retain and reward employees, the Company has its employee share option plan for the Group’s full-time employees and registered 150,000 thousand share options in 2018. Each share option represents the right to purchase one ordinary share of the Company when exercised. Under the terms of the plan, share options are granted at an exercise price equal to or not less than the closing price of the ordinary shares listed on the TSE at the issue date. The right of those share options granted under the plan is valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in the Company’s capital structure or when cash dividend per ordinary share exceeds 1.5% of the market price per ordinary share, the exercise price is accordingly adjusted.

ASE’s Option Plans assumed by the Company

ASE had five employee share option plans for the Group’s full-time employees. Each share option represents the right to purchase one ordinary share of ASE when exercised. Under the terms of the plans, share options are granted at an exercise price equal to or not less than the closing price of the ordinary shares listed on the TSE at the issue date. The option rights of these plans are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. For any subsequent changes in ASE’s capital structure, the exercise price was accordingly adjusted. As disclosed in Note 1, the Company assumed ASE’s obligations of outstanding employee share option plans starting from April 30, 2018 and each share option represents the right to purchase 0.5 ordinary share of the Company with all other terms and conditions held constant.

Information about the share option plans that ASE granted for the year ended December 31, 2017 and for the period from January 1, 2018 through April 29, 2018 was as follows:

	For the Year Ended December 31, 2017		For the Period from January 1, 2018 to April 29, 2018
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)

Balance, beginning of period	210,795	$27.3	135,961	$30.2
Options forfeited	(5,407)	36.3	(1,692)	36.3
Options expired	(1,790)	21.1	—	—
Options exercised	(67,637)	21.0	(20,557)	26.0
Options transferred to the Company in accordance with the joint share exchange agreement	—	—	(113,712)	30.9

Balance, end of period	135,961	30.2	—	—

Options exercisable, end of period	85,642	26.5	—	—

Information about the share option plans that the Company granted and assumed for the period from April 30, 2018 through December 31, 2018 and for the year ended December 31, 2019 was as follows:

	For the Year Ended December 31
	2018		2019
		Weighted		Weighted
		Average		Average
	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price
	(In	Per Share	(In	Per Share
	Thousands)	(NT$)	Thousands)	(NT$)

Balance, beginning of year	—	$—	183,814	$58.1
Options assumed on April 30, 2018	56,856	61.7	—	—
Options granted	131,863	56.4	—	—
Options forfeited	(1,582)	71.5	(4,214)	61.8
Options exercised	(3,323)	43.6	(8,814)	48.4

Balance, end of year	183,814	58.1	170,786	57.0

Options exercisable, end of year	36,354	58.1	33,822	63.5

Fair value of options granted (NT$)	$ 16.28-19.12		$—

The weighted average share prices at exercise dates of share options for the year ended December 31, 2017, the period from January 1, 2018 to April 29, 2018, the period from April 30, 2018 to December 31, 2018, and the year ended December 31, 2019 were NT$37.6, NT$41.0, NT$68.5 and NT$69.3 (US$2.3), respectively. The options granted in 2007 were expired in December 2017 and, therefore, NT$47,087 thousand was reclassified from capital surplus arising from employee share options to capital surplus arising from expired share options.

Information about the outstanding share options that the Company granted and assumed at each balance sheet date was as follows:

	Range of Exercise Price Per Share (NT$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2018
ASE 4 th share options	40.8-45.2	1.5
ASE 5 th share options	73.0	6.7
The Company 1 st share options	56.4	9.9

December 31, 2019
ASE 4 th share options	40.8-45.2	0.5
ASE 5 th share options	73.0	5.7
The Company 1 st share options	54.4	8.9

b.	Employee share option plans of subsidiaries

ASE Mauritius Inc.

ASE Mauritius Inc. has an employee share option plan for full-time employees of the Group which granted 30,000 thousand units in December 2007. Under the terms of the plan, each unit represents the right to purchase one ordinary share of ASE Mauritius Inc. when exercised. The option rights of the plan are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date. The option rights of the plan was expired in December 2017, of which shares had not been exercised and, therefore, NT$159,200 thousand was reclassified from non-controlling interest to capital surplus arising from expired employee share options.

Information about share options was as follows:

	For the Year Ended December 31, 2017
	Number of	Exercise
	Options	Price
	(In	Per Share
	Thousands)	(US$)

Balance at January 1	28,470	$1.7
Options forfeited	(250)	1.7
Options expired	(28,220)	1.7

Balance at December 31	—	—

Options exercisable, end of year	—	—

USIE

The terms of the plans issued by USIE were the same with those option plans previously granted by ASE.

Information about share options was as follows:

	For the Year Ended December 31
	2017		2018		2019
	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (US$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (US$)	Number of Options (In Thousands)	Weighted Average Exercise Price Per Share (US$)

Balance at January 1	25,933	$2.2	25,556	$2.2	16,711	$2.1
Options exercised	(377)	1.9	(8,845)	2.2	(8,362)	2.0

Balance at December 31	25,556	2.2	16,711	2.1	8,349	2.3

Options exercisable, end of year	25,556	2.2	16,711	2.1	8,349	2.3

Information about USIE’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (US$)	Weighted Average Remaining Contractual Life (Years)

December 31, 2018
1 st share options	1.5	2.0
2 nd and 3 rd share options	2.4-2.9	2.1

December 31, 2019
1 st share options	1.5	1.0
3 rd share options	2.9	1.4

In 2017, 2018 and 2019, the Group’s shareholdings in USIE decreased because USIE’s share options were exercised. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USIE and, as a result, capital surplus was decreased in NT$52,388 thousand, NT$1,239,456 thousand and NT$981,078 thousand (US$32,801 thousand) for the years ended December 31, 2017, 2018 and 2019, respectively.

USISH

Under the share option plan issued in 2015 (“2015 share options”), each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 10 years, non-transferable and exercisable at certain percentages subsequent to the second anniversary of the grant date incorporated with certain performance conditions. For any subsequent changes in USISH’s capital structure, the exercise price is accordingly adjusted.

IIn November 2019, the shareholders’ meeting of USISH approved a share option plan (“2019 share options”) and granted 17,167 thousand share options to its employees. Each unit represents the right to purchase one ordinary share of USISH when exercised. The options are valid for 5 years and are exercisable at certain percentages within 12 months subsequent to the second, third and fourth anniversary of the grant date with the
satisfaction of certain performance conditions within each respective vesting period. For any subsequent changes in USISH’s capital structure, the exercisable share option units and the exercise price are accordingly adjusted.

In addition, in November 2019, the shareholders’ meeting of USISH approved a restricted share plan (“2019 restricted shares”) and granted 6,156 thousand ordinary shares to its directors (excluding independent directors), supervisors and employees. The plan was of 3 phases starting from November 2019 and each phase lasts for 1 year with valid period of 4.5 years, 3.5 years and 2.5 years, respectively. Upon satisfaction of certain performance conditions within each phase, participants are entitled to subscribe a certain percentage of the total USISH’s ordinary shares issued under the plan with a lock-up period of 1 year. For any subsequent changes in USISH’s capital structure, the exercise price is accordingly adjusted.

Information about share options was as follows:

	For the Year Ended December 31
	2017		2018		2019
	Number of	Exercise	Number of	Exercise	Number of	Exercise
	Options	Price	Options	Price	Options	Price
	(In	Per Share	(In	Per Share	(In	Per Share
	Thousands)	(CNY)	Thousands)	(CNY)	Thousands)	(CNY)

Balance at January 1	24,997	$15.5	22,341	$15.5	21,537	$15.5
Options granted	—	—	—	—	23,323	13.3
Options exercised	—	—	—	—	(3,164)	15.5
Options forfeited	(2,656)	15.5	(804)	15.5	(463)	15.4

Balance at December 31	22,341	15.5	21,537	15.5	41,233	14.3

Options exercisable, end of year	8,896	15.5	12,884	15.5	13,694	15.5

Fair value of options granted (CNY)	$—		$—		$ 6.27-13.47

Information about USISH’s outstanding share options at each balance sheet date was as follows:

	Range of Exercise Price Per Share (CNY)	Remaining Contractual Life (Years)

December 31, 2018

2015 share options	15.5	6.9

December 31, 2019

2015 share options	15.5	5.9
2019 share options	13.3	4.9
2019 restricted shares	13.3	4.3

The Group’s shareholdings in USISH decreased because the abovementioned 2015 share options were exercised in 2019. The transaction was accounted for as an equity transaction since the Group did not cease to have control over USISH and, as a result, capital surplus increased by NT$105,785 thousand (US$3,537 thousand).

c.	New shares reserved for subscription by employees under cash capital increase

The board of directors of ASE approved the cash capital increase in December 2016 and, as required under the Company Act in the R.O.C., simultaneously granted options to employees to purchase 10% of such newly issued shares. The grant of the options was accounted for as employee options, accordingly a share-based compensation, and was measured at fair value in accordance with IFRS 2. ASE recognized employee benefits expense and capital surplus arising from exercised employee share options of NT$84,000 thousand in full at the grant date (also the vested date), of which 4,836 thousand shares were not exercised and, therefore, NT$13,541 thousand was reclassified from capital surplus arising from exercised employee share options to capital surplus arising from expired share options.

Information about ASE’s employee share options related to the aforementioned newly issued shares was as follows:

Number of Options (In Thousand)

Options granted for the year ended 2017	30,000
Options exercised for the year ended 2017	25,164
Fair value of options granted	NT$2.80 per share

Fair value was measured using the Black-Scholes Option Pricing Model and the inputs to the model were as follows:

Share price at the grant date	NT$36.55 per share
Exercise price	NT$34.30 per share
Expected volatility (%)	27.15
Expected lives	47 days
Expected dividend yield	—
Risk free interest rate (%)	0.37

d.
The fair value of USISH’s 2019 restricted shares were measured at the grant date by using the Black-Scholes Option Pricing Model incorporated with the effect of the lock-up period, while the fair value of USISH’s 2019 share options and the Company’s 1 st
share options granted in 2019 and 2018, respectively, were measured at the grant date by using the trinomial tree model. The inputs to the models were as follows:

	The Company 1 st share options	USISH 2019 share options	USISH 2019 restricted shares
Share price at the grant date	NT$58.80 per share	CNY15.84 per share	CNY16.30 per share
Exercise price	NT$56.40 per share	CNY13.34 per share	CNY13.34 per share
Expected volatility (%)	27.77-28.86	45.07-51.80	47.77
Expected lives	4.8 years-7.0 years	3.0 years-5.0 years	-
Expected dividend yield	-	-	-
Risk free interest rate (%)	0.73-0.80	2.80-2.97	2.70

Expected volatilities were based on ASE’s, the Company’s and USISH’s historical share prices annualized volatilities.

For the years ended December 31, 2017, 2018 and 2019, employee benefits expense recognized on the aforementioned employee share option plans and the restricted share plan were NT$354,765 thousand, NT$215,648 thousand and NT$871,699 thousand (US$29,144 thousand), respectively.